Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	2022	2021	2020
Numerator:
Net income	$1,415,745	$1,669,357	$1,688,859
Denominator:
Weighted-average shares used in computing basic and diluted net income per share	10,987,679	10,987,679	10,987,679
Net income per share of ordinary shares: -basic and diluted	$0.13	$0.15	$0.15